Consolidated Statements of Profit or Loss and Other Comprehensive Income		12 Months Ended
		Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Profit or loss [abstract]
Revenue		$ 36,461,260	$ 4,693,958	$ 49,121,839	$ 37,772,821
Cost of sales		(22,081,030)	(2,842,673)	(25,238,821)	(22,217,680)
Gross profit		14,380,230	1,851,285	23,883,018	15,555,141
Other income and gain		1,952,986	251,425	54,116	1,851,815
General and administrative expenses		(24,854,036)	(3,199,665)	(10,862,255)	(10,723,611)
Selling and distribution expenses		(7,049,538)	(907,545)	(4,530,134)	(5,250,421)
Allowance of expected credit loss - trade receivables		(488,640)	(62,908)	(914,788)	(841,051)
Profit/(Loss) from operations		(16,058,998)	(2,067,408)	7,629,957	591,873
Finance costs		(2,015,096)	(259,418)	(550,714)	(690,476)
(Loss)/Profit before income tax		(18,074,094)	(2,326,826)	7,079,243	(98,603)
Income tax expense
(Loss)/Profit for the year		(18,074,094)	(2,326,826)	7,079,243	(98,603)
Other comprehensive (loss)/income:
Exchange differences on foreign currency translations		48,424	6,234	(47,378)	25,138
Total comprehensive (loss)/income for the year		$ (18,025,670)	$ (2,320,592)	$ 7,031,865	$ (73,465)
(Loss)/Earnings per share attributable to owners of the Company
Basic (in Dollars per share and Dollars per share) | (per share)		$ (1.37)	$ (0.18)	$ 0.56	$ (0.01)
Diluted (in Dollars per share and Dollars per share) | (per share)		$ (1.37)	$ (0.18)	$ 0.56	$ (0.01)
Weighted average number of ordinary shares
Basic (in Shares)	[1]	13,178,314	13,178,314	12,500,000	12,500,000
Diluted (in Shares)	[1]	13,178,314	13,178,314	12,500,000	12,500,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.